Leases - Summary of Consolidated Statement Of Earnings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Variable Rent Expense [Member]
Summary Of Consolidated Statement Of Earnings [Line Items]
Rent concessions recognized amount	$ 0.2	$ 1.5	$ 4.1